DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE INSTRUMENTS [Text Block]

7. DERIVATIVE INSTRUMENTS

During the year ended December 31, 2021, the Company purchased copper put option contracts for 41 million pounds of copper with maturity dates ranging from July 2021 through to December 2021, at a strike price of US$3.75, at a total cost of $11,143. In May 2021, the Company purchased copper collar contracts for a total of 43 million pounds of copper with maturity dates ranging from January 2022 to June 2022, with a minimum copper strike price of US$4.00 per pound and a ceiling price of US$5.60 per pound, at a total cost of $4,693.

In January and February of 2022, the Company purchased copper collar contracts for a total of 42 million pounds of copper with maturity dates ranging from July 2022 to December 2022, with a minimum copper strike price of US$4.00 per pound and a ceiling price of US$5.40 per pound, at a total cost of $4,295.  In June 2022, the Company purchased copper collar contracts for a total of 30 million pounds of copper with maturity dates ranging from January 2023 to June 2023, with a minimum copper strike price of US$3.75 per pound and a ceiling price of US$4.72 per pound, at a total cost of $2,975.

In July 2022, the Company amended the copper price collar contracts from August to December 2022 for 35 million pounds of copper by lowering the strike floor price from US$4.00 per pound to US$3.75 per pound and received realized cash proceeds of $9,880.  Total proceeds received on the copper price collars contracts in 2022, including the strike floor price amendment was $22,539.

During the year ended December 31, 2021, the Company received proceeds of $717 on diesel fuel call options that settled during the year. There were no fuel call options outstanding at December 31, 2021.

During 2022, the Company purchased fuel call options for 27 million litres of diesel with maturity dates ranging from April 2022 to June 2023, at a total cost of $1,796.  For the year ended December 31, 2022, the Company received proceeds of $260 on diesel fuel call options that settled during the year. There were 12 million litres of fuel call options outstanding at December 31, 2022.

	Years ended December 31,
	2022	2021
Net realized (gain) loss on settled copper options	(13,550)	14,511
Net unrealized gain on outstanding copper options	(3,999)	(1,064)
Realized (gain) loss on fuel call options	472	(470)
Unrealized loss on fuel call options	803	31
	(16,274)	13,008

Details of the outstanding copper price option contracts at December 31, 2022 are summarized in the following table:

	Quantity	Strike price	Period	Cost	Fair value
Copper collar contracts	30 million lbs	US$3.75/per lb US$4.72/per lb	H1 2023	2,975	6,184

In January 2023, the Company purchased zero cost copper collar contracts for a total of 42 million pounds of copper with maturity dates ranging from July 2022 to December 2023, with a minimum copper strike price of US$3.75 per pound and a ceiling price of US$4.70 per pound.

In January 2023, the Company purchased fuel call options for 12 million litres of diesel with maturity dates ranging from July 2023 to December 2023, at a total cost of $941.